Debt, Lease Liabilities and Other Notes Payable - Maturities of Lease Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 19,090,505
Less: Amount representing interest	9,726,985
Lease liabilities	9,363,520	$ 5,317,944
2020
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,989,358
2021
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,657,949
2022
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,576,272
2023
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	2,522,860
2024
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	2,300,744
Thereafter
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 9,043,322